Note 14 - Capital and Other Components of Equity	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
14.	Capital and other components of equity

(a)	Share capital:

Authorized capital stock:

Unlimited number of shares:

➢	Class A shares (Common Shares), voting ( one vote per share), participating and without par value

➢	Class B shares, voting (
ten
votes per share), non-participating, without par value and maximum annual non-cumulative dividend of
5%
on the amount paid for said shares. Class B shares are convertible, at the holder’s discretion, into Class A shares (Common Shares), on a one
-for-
one
basis, and Class B shares are redeemable at the holder’s discretion for
$0.80
per share, subject to certain conditions. There are non issued and outstanding.

➢	Class C shares, non-voting, non-participating, without par value and maximum annual non-cumulative dividend of
5%
on the amount paid for said shares. Class C shares are convertible, at the holder’s discretion, into Class A shares (Common Shares), on a one
-for-
one
basis, and Class C shares are redeemable at the holder’s discretion for
$0.20
per share, subject to certain conditions. There are non issued and outstanding.

➢	Class D and E shares, non-voting, non-participating, without par value and maximum monthly non-cumulative dividend between
0.5%
and
2%
on the amount paid for said shares. Class D and E shares are convertible, at the holder’s discretion, into Class A shares (Common Shares), on a one
-for-
one
basis, and Class D and E shares are redeemable at the holder’s discretion, subject to certain conditions. There are non issued and outstanding.

(b)	“At-the-market” (“ATM”) sales agreement

On
February 14, 2019,
the Corporation entered into an “at-the-market” (“ATM”) sales agreement with an underwriter B. Riley FBR, Inc. (B. Riley), pursuant to which the Corporation’s common shares may
be sold from time to time for aggregate gross proceeds of up to US
$30
million, with sales only being made on the NASDAQ Stock Market. The common shares would be issued at market prices prevailing at the time of the sale and, as a result, prices may
vary between purchasers and during the period of distribution. The ATM provides the Company with a flexible alternative for raising additional capital. The ATM has a
3
year term, and requires the company to pay a
3%
fee to B. Riley when any sales are made. As at
March 31, 2019,
no
securities have been issued in relation to the ATM. Costs incurred in connection to the ATM of
$179
have been recorded as deferred financing costs.

(c)	Public Offerings – October 2018:

On
October 9, 2018,
the Corporation closed a U.S. public offering of
16,600,000
Common Shares at a price of
US$1.00
per share. In addition, the underwriters fully exercised their over-allotment option to purchase
2,490,000
additional Common Shares at the same public offering price. This offering generated gross proceeds of
$24.7
million (
US$19.1
million), which resulted in net proceeds to the Corporation of
$22.6
million (
US$17.4
million) and a total of
19,090,000
Common Shares issued.

On
October 23, 2018,
the Corporation closed a Canadian public offering of
18,750,000
Common Shares at a price of
$1.28
per share. In addition, the underwriters fully exercised their over-allotment option to purchase
2,812,500
additional Common Shares at the same public offering price. This offering generated gross proceeds of
$27.6
million, which resulted in net proceeds to the Corporation of approximately
$25.4
million and a total of
21,562,500
Common Shares issued.

(d)	Public Offering – May 2018:

On
May 9, 2018
the Corporation closed a Canadian public offering issuing
9,530,000
units of Acasti (“Units”) at a price of
$1.05
per Unit for gross proceeds of
$10
million. The units issued consist of
9,530,000
Common Shares and
9,530,000
Warrants. Each Warrant entitles the holder thereof to acquire one
Common Share of the Corporation at an exercise price of
$1.31
at any time until
May 9, 2023.

On
May 14, 2018,
the underwriters exercised their over-allotment option by purchasing an additional
1,429,500
units at a price of
$1.05
per Unit, for additional gross proceeds of
$1.5
million. The units issued consist of
1,429,500
Common Shares and
1,429,500
warrants. Each Warrant entitles the holder thereof to acquire one
Common Share of the Corporation at an exercise price of
$1.31
at any time until
May 9, 2023.

The warrant component of these Units are Derivative Warrant Liabilities for accounting purposes due to the warrant agreement, which contains certain contingent provisions that allow for cash settlement (note
12
). The proceeds of the offering are required to be split between the Derivative Warrant Liabilities and the equity-classified Common shares at the time of issuance of the Units. The fair value of the Derivative Warrant Liabilities at the time of issuance was determined to be
$4.3
million and the residual of the proceeds of
$6.2
million were allocated to the Common Shares. Issuance costs related to this transaction totaled approximately
$1.8
million and have been allocated between the Derivative Warrant Liabilities and Common shares based on relative value. Resulting from this allocation,
$0.7
million has been allocated to the Derivative Warrant Liability and is recognized in finance costs in the Statements of Earnings and Comprehensive Loss, whereas the remaining portion of
$1.1
million in issuance costs was allocated to the Common Shares and recognized as a reduction to share capital, in the Statements of Financial Position.

The fair value of the public offering warrants at issuance was estimated using to the Black-Scholes option pricing model and was based on the following weighted average assumptions:

May 2018
Exercise price	$1.31
Share price	$0.82
Risk-free interest	2.21%
Estimated life (in years)	5
Expected volatility	87.40%

The weighted average fair value of the public offering warrants issued in
May 2018
was determined to be
$0.39
per warrant. Changes in the subsequent measurement of fair value of the Warrants are recognized in financial expenses.

As part of the transaction, the Corporation also issued broker warrants to purchase up to
547,975
Common Shares. Each broker warrant entitles the holder thereof to acquire one
Common Share of the Corporation at an exercise price of
$1.05,
at any time until
May 9, 2023.
The broker warrants are considered to be compensation to non-employees under IFRS
2,
as stock-based compensation, and are thus accounted for at fair value at issuance date and not
subsequently revalued. To determine the fair value of these broker warrants, a Black-Scholes options pricing model was used based on the following assumptions:

May 2018
Exercise price	$1.05
Share price	$0.81
Risk-free interest	2.20%
Estimated life (in years)	5
Expected volatility	87.40%

The total value associated with the broker warrants amounted to
$283
and was recorded in contributed surplus.

(e)	Public offering – December 27, 2017

On
December 27, 2017,
the Corporation closed a U.S. public offering issuing
9,900,990
units of Acasti at a price of
US$1.01
per Unit for gross proceeds of
$12.6
million (
US$10
million). The units issued consist of
9,900,990
Common Shares and
8,910,891
warrants with the right to purchase
one
Common Share of Acasti. As part of this closing, the underwriters’ also partially exercised for nil
consideration the over-allotment option for warrants, which were issued for a right to purchase
892,044
Common Shares at an exercise price of
US$1.26.

The Warrants forming part of the Units are Derivative Warrant Liabilities for accounting purposes due to the currency of the exercise price being different from the Corporation’s functional currency. The proceeds of the offering are required to be split between the Derivative Warrant Liabilities and the equity-classified Common Share at the time of issuance of the Units. The fair value of the Derivative Warrant Liabilities at the time of issuance was determined to be
$5.9
million and the residual of the proceeds was allocated to the Common Shares. Total issuance costs related to this transaction totaled approximately
$2.5
million. The issuance costs have been allocated between the Warrants and Common Shares based on relative value. The portion allocated to the Warrants was recognized in finance costs in the Statements of Earnings and Comprehensive Loss, whereas the portion allocated to Common Shares was recognized as a reduction to share capital, in the Statements of Financial Position.

The fair value of the public offering Warrants at issuance was estimated according to the Black-Scholes option pricing model and based on the following assumptions:

December 27, 2017
Exercise price	US $1.26
Share price	US $0.97
Risk-free interest	2.22%
Estimated life (in years)	5
Expected volatility	93.52%

The fair value of the public offering Warrants issued was determined to be
$0.60
per warrant as at
December 27, 2017.
Changes in the fair value of the Warrants are recognized in finance income or expenses.

As part of the transaction, the Corporation also issued broker warrants to purchase up to
495,050
Common Shares. Each broker warrant entitles the holder thereof to acquire one
Common Share of the Corporation at an exercise price of
US$1.2625,
at any time until
December 27, 2022.
The broker warrants are considered for compensation to non-employees under IFRS
2,
stock-based compensation, and are accounted for at fair value. To determine the fair value of the Broker Warrants, a Black-Scholes option pricing model was used based on the following assumptions:

December 27, 2017
Exercise price	US $1.2625
Share price	US $0.97
Risk-free interest	2.22%
Estimated life (in years)	5
Expected volatility	93.52%

The total cost associated with the Broker Warrants amounted to
$406
and was recorded in contributed surplus.

(f)	Public offering - February 21, 2017:

Concurrent with the private placement described in Note
12,
on
February 21, 2017,
the Corporation closed a public offering (“Public Offering”) issuing
3,930,518
units of Acasti (“Units”) at a price of
$1.45
per Unit for gross proceeds of
$5,699.
Each Unit consists of
one
class A share (Common Share) and
one
half of
one
class A or common share purchase warrant. Each whole warrant entitles the holder thereof to purchase one
common share at an exercise price of
$2.15
per common share, at any time until
February 21, 2022.
The Units issued as part of the public offering are considered equity instruments. The transaction costs associated with the Public Offering amounted to
$1,190.
The proceeds and transaction costs were allocated to share capital.

As part of the transaction, the Corporation also issued broker warrants (the “Broker Warrants”) to purchase up to
234,992
Common Shares. Each Broker Warrant entitles the holder thereof to acquire one
Common Share of the Corporation at an exercise price of
$2.15
per common share, at any time until
February 21, 2018.
The broker warrants are considered for compensation to non-employees under IFRS
2,
stock-based compensation, and are accounted for at fair value through contributed surplus. To determine the fair value of the Broker Warrants, the Black-Scholes pricing model was used. The total costs associated with the Broker Warrants amounted to
$144
and were allocated to share capital.

The warrants issued as part of the Units of the Public Offering and the broker warrants include an “Acceleration Right”, related to the Corporation’s right to accelerate the expiry date of the warrants. The Acceleration Right clause means the right of the Corporation to accelerate the expiry date to a date that is not
less than
30
days following delivery of the acceleration notice if, at any time at least four
months after the effective date, the volume weighted average trading price of the common shares equals or exceeds
$2.65
for a period of
20
consecutive trading days on the TSXV.

Furthermore, as part of the
February 2017
Public Offering and convertible debt transactions, a total of
60,000
Common Shares were issued as equity settled share-based payments for services received from an employee of the previous parent at a price of
$1.57
per share for a total cost of
$94.
The equity settled share-based payment costs have been allocated to share capital for a cost that amounted to
$85
and to debt for a cost that amounted to
$9
based on relative value.

The value of the broker warrants was estimated using a Black-Scholes option pricing model and based on the following assumptions:

February 21, 2017

Exercise price	$2.15
Share price	$1.70
Dividend	-
Risk-free interest	0.79%
Estimated life (in years)	1.00
Expected volatility	112.09%

The total cost associated with the Broker Warrants amounted to
$144
and was recorded as contributed surplus.

(g)	Issuance of shares:

The following table summarizes the shares issued to settle the payment of accrued interest on the unsecured convertible debentures with the corresponding amount recorded to share capital.

Accrued interest as at	Share issuance date	Number of shares	Amount $

March 31, 2017	April 7, 2017	9,496	17
June 30, 2017	August 15, 2017	23,885	40
September 30, 2017	December 27, 2017	22,783	40
December 31, 2017	March 27, 2018	33,605	40
March 31, 2018	June 6, 2018	30,348	40
June 30, 2018	August 21, 2018	51,807	40
September 30, 2018	October 31, 2018	23,723	40
		195,647	257

(h)	Warrants:

The warrants of the Corporation are composed of the following as at
March 31, 2019,
March 31, 2018,
March 31, 2017
and
February 28, 2017:

	March 31, 2019		March 31, 2018		March 31, 2017		February 28, 2017 (Unaudited)
	Number outstanding	Amount	Number outstanding	Amount	Number outstanding	Amount	Number outstanding	Amount
		$		$		$		$
Liability
May 2018 Public offering Warrants 2018 (i)	10,188,100	8,246	-	-	-	-	-	-
Series December 2017 US Public offering Warrants 2017 (ii)	9,801,861	8,017	9,802,935	6,405	-	-	-	-
Series 8 Public offering Warrants December 2013 (iii)	-	-	18,400,000	21	18,400,000	209	18,400,000	187
	19,989,961	16,263	28,202,935	6,426	18,400,000	209	18,400,000	187
Equity
Public offering warrants
Public offering broker warrants May 2018 (iv)	547,975	283	-	-	-	-	-	-
Public offering U.S. broker warrants December 2017 (v)	495,050	406	495,050	406	-	-	-	-
Public offering warrants February 2017 (vi)	1,904,034	-	1,904,034	-	1,965,259	-	1,965,259	-
Private Placement- contingent warrants
2017 unsecured convertible debenture conversion option and contingent warrants (vii)	1,052,630	309	1,052,630	309	1,052,630	309	1,052,630	309
Series 9 Private Placement warrants 2013 (viii)	-	-	161,654	-	161,654	-	161,654	-
Series 2017 BW Broker warrants (ix)	-	-	-	-	234,992	144	234,992	144
	3,999,689	998	3,613,368	715	3,414,535	453	3,414,535	453

(i)	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.31, expiring on May 9, 2023.
(ii)	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.26, expiring on December 27, 2022.
(iii)	In order to obtain one Common Share of the Corporation at an exercise price of US$15.00, 10 warrants must be exercised. Warrants expired on December 3, 2018.
(iv)	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.05, expiring on May 9, 2023.
(v)	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.2625, expiring on December 27, 2022.
(vi)	Warrant to acquire one Common Share of the Corporation at an exercise price of $2.15, expiring on February 21, 2022.
(vii)
Warrant to acquire
one
Common Share of the Corporation at an exercise price of
$1.90
expiring on
February 21, 2020,
net of deferred tax expense of
$129.
Exercisable only for any portion of or all debentures paid by the Corporation prior to maturity.

(viii)	Warrant to acquire one Common Share of the Corporation at an exercise price of $13.30, expired on December 3, 2018.
(ix)
Warrant to acquire
one
Common Share of the Corporation at an exercise price of
2.15
expiring on
February 21, 2018.
117,496
warrants amounted to
$71
were exercised in
November 2017
and
117,496
warrants expired on
February 21, 2018

Warrants exercise:

During the year
771,400
warrants offered as part of the
May 2018
public offering were exercised at an exercise price of
$1.31
per Common Share of the Company, resulting in
$1.0
million of cash proceeds. In addition,
4,455
warrants offered as part of the
December 2017
U.S. public offering were exercised in a cashless manner to acquire
1,074
Common Shares of the Company.  A total of
772,474
Common Shares were issued as a result of
775,855
warrants being exercised. During the year ended
December 31, 2017,
178,721
warrants offered as part of the
February 2017
public offering were exercised at an exercise price of
$2.15
per Common Share of the Company, resulting in
$384
of cash proceeds.